CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Total	Ordinary shares	Reserves	Subscription Receivable	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total Stockholders' Equity (Virax)	Non Controlling Interest
Number of shares, beginning balance at Mar. 31, 2021		923,103
Equity, beginning balance at Mar. 31, 2021	$ (831,814)	$ 924	$ 4,033,794	$ (54,497)	$ (4,628,139)	$ (2,764)	$ (650,682)	$ (181,132)
Shares issued for cash, shares		23,890
Shares issued for cash	519,613	$ 24	519,589				519,613
Shares issued for services, shares		34,635
Shares issued for services	290,364	$ 35	290,329				290,364
Shares issued for settlement of related party payable, shares		17,253
Shares issued for settlement of related party payable	452,861	$ 17	452,844				452,861
Shares issued for conversion of convertible debt. shares		3,774
Shares issued for conversion of convertible debt	99,999	$ 3	99,996				99,999
Surrender of ViraxClear Shares, shares		(5,000)
Surrender of ViraxClear Shares		$ (5)	(54,492)	$ 54,497
Imputed interest	21,128		21,128				21,128
Foreign currency adjustment	1,010					965	965	45
Net Loss	(1,749,870)				(1,708,827)		(1,708,827)	(41,043)
Number of shares, ending balance at Mar. 31, 2022		997,655
Equity, ending balance at Mar. 31, 2022	(1,196,709)	$ 998	5,363,188		(6,336,966)	(1,799)	(974,579)	(222,130)
Shares issued for cash, shares		425,750
Shares issued for cash	13,654,215	$ 426	13,653,789				13,654,215
Shares issued for services, shares		755
Shares issued for services	20,000	$ 1	19,999				20,000
Shares issued for settlement of related party payable, shares		5,430
Shares issued for settlement of related party payable	39,864	$ 6	39,858				39,864
Contributed capital - settlement of related party debt	109,570		109,570				109,570
Cashless warrant exercise, shares		8,619
Cashless warrant exercise	9	$ 9					9
Pre-funded warrant exercise, shares		116,500
Pre-funded warrant exercise	117	$ 117					117
Stock-based compensation	1,734,601		1,734,601				1,734,601
Foreign currency adjustment	111					111	111
Net Loss	$ (5,457,763)				(5,457,494)		(5,457,494)	(269)
Number of shares, ending balance at Mar. 31, 2023	1,554,709	1,554,709
Equity, ending balance at Mar. 31, 2023	$ 8,904,015	$ 1,557	20,921,005		(11,794,460)	(1,688)	9,126,414	(222,399)
Pre-funded warrant exercise, shares		234,331
Pre-funded warrant exercise	234	$ 234					234
Warrant exercise, shares		734,073
Warrant exercise	1,872,506	$ 734	1,871,772				1,872,506
Shares issued for settlement of debt, shares		22,500
Shares issued for settlement of debt	85,500	$ 21	85,479				85,500
Shares issued for rounding on Share Consolidation, shares		28,290
Shares issued for rounding on Share Consolidation	28	$ 28					28
Stock-based compensation	1,011,973		1,011,973				1,011,973
Foreign currency adjustment	3,639					3,639	3,639
Net Loss	$ (6,739,120)				(6,733,537)		(6,733,537)	(5,583)
Number of shares, ending balance at Mar. 31, 2024	2,573,903	2,573,903
Equity, ending balance at Mar. 31, 2024	$ 5,138,775	$ 2,574	$ 23,890,229		$ (18,527,997)	$ 1,951	$ 5,366,757	$ (227,982)